Financial risk management objectives and policies - Schedule of Foreign Currency Forward Exchange Contracts (Details) - Mar. 31, 2024
€ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, SFr in Millions, $ in Millions, $ in Millions
	USD ($)	EUR (€)	JPY (¥)	CNY (¥)	GBP (£)	HKD ($)	CHF (SFr)
Forward contract to purchase Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	$ 62.1	€ 89.3	¥ 2,085.8
Forward contract to sell Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	$ 22.4	€ 40.1
Forward contract to purchase euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts				¥ 525.4	£ 25.5	$ 32.9	SFr 0.1
Forward contract to sell euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts				¥ 9.2	£ 1.5	$ 7.0	SFr 3.3